Harbor Dividend Growth Leaders ETF Performance Management - Harbor Dividend Growth Leaders ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund acquired the assets and assumed the then-existing known liabilities of Westfield Capital Dividend Growth Fund (the “Predecessor Fund”) on May 20, 2022 and the Fund is the performance successor of the reorganization. This means that the Predecessor Fund’s performance and financial history are used by the Fund from the date of reorganization. Accordingly, the performance of the Fund for periods prior to the reorganization is the performance of the Predecessor Fund and the performance shown in the performance table for periods prior to July 26, 2013 is the performance of a private investment vehicle that predated the Predecessor Fund. The private investment vehicle was managed by the Subadvisor using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund and Predecessor Fund. However, the private investment vehicle was not a registered investment company and so it was not subject to the same investment and tax restrictions as the Fund and Predecessor Fund. If it had been, its performance may have been lower. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results.The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to a broad measure of market performance and an additional index over time. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Past Does Not Indicate Future [Text]	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns compare to a broad measure of market performance and an additional index over time.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the time period shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter14.29%Q4 2021Worst Quarter-13.86%Q4 2018
Performance Table Heading	Average Annual Total Returns — As of December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	harborcapital.com
Performance Availability Phone [Text]	800-422-1050
NONE or SAME
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.29%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.86%)
Lowest Quarterly Return, Date	Dec. 31, 2018